UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001060886

GREATAMERICA FINANCIAL SERVICES CORPORATION1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001060886

Central Index Key Number of underwriter (if applicable):    N/A

Jeff J. Goedken, Esq., General Counsel (319) 261-4167

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

[1]	Great America Financial Services Corporation is filing this Form ABS-15G for itself and on behalf of its affiliate, Great America Leasing Receivables Funding, L.L.C.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated January 18, 2016, of KPMG LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by KPMG LLP pertaining to the issuer’s Series 2016-1 Receivable-Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GreatAmerica Financial Services Corporation

By:	/s/ Michael D. Herzberger
Name: Michael D. Herzberger
Title: Vice President and Treasurer

Date: February 2, 2016

EXHIBIT INDEX

Exhibit  99.1:         Agreed-upon procedures report, dated January 18, 2016 of KPMG LLC.